SHARE CAPITAL (Details Narrative)			12 Months Ended
	Feb. 12, 2021 CAD ($) $ / shares shares	Jan. 28, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						3,480,000
Warrants issued, fair value				$ 173,880	$ 1,653,737
Proceeds from exercise of options				80,000	125,657	5,250
Proceeds from issuance of shares					2,404,000	626,000
Weighted average remaining life of stock options outstanding				3 years 2 months 1 day
Weighted average remaining life of stock options outstanding | $ / shares			$ 0.13
Share based compensation				$ 331,522	$ 495,791	$ 130,219
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining life of stock options outstanding				2 years 7 months 24 days	5 years	5 years
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options				10.00%
Stock option vest term				10 years
Incentive share purchase option plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options				25.00%
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						1,900,000
Proceeds from issuance of shares						$ 47,500
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares					275,000
Proceeds from issuance of shares					$ 38,500
Issued share captial 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares			909,400	909,400	10,058,660
Warrants issued, fair value				$ 173,880	$ 1,653,737
Issued share captial 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares			800,000	800,000	1,666,020
Proceeds from exercise of options				$ 80,000	$ 125,657
Issued share captial 3 [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares					275,000
Proceeds from issuance of shares					$ 38,500
Issued share captial 4 [Member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares	7,000,000
Warrants issued, fair value	$ 39,206
Proceeds from issuance of shares	$ 1,540,000
Fair value per share | $ / shares	$ 0.22
Finders fee	$ 56,320
Finders warrant issued | shares	256,000
Issued share captial 4 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fair value per share | $ / shares	$ 0.30
Issued share captial 5 [Member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares		8,740,000
Warrants issued, fair value		$ 100,419
Proceeds from issuance of shares		$ 874,000
Fair value per share | $ / shares		$ 0.10
Finders fee		$ 27,800
Finders warrant issued | shares		278,000
Issued share captial 5 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fair value per share | $ / shares		$ 0.15
Issued share captial 6 [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						6,260,000
Warrants issued, fair value						$ 9,833
Proceeds from issuance of shares						$ 626,000
Fair value per share | $ / shares						$ 0.10
Finders fee						$ 22,500
Finders warrant issued | shares						225,000
Issued share captial 6 [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fair value per share | $ / shares						$ 0.15
Issued share captial 7 [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						5,477,965
Proceeds from issuance of shares						$ 136,949
Issued share captial 7 [member] | Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						1,900,000
Proceeds from issuance of shares						$ 47,500
Issued share captial 8 [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						105,000
Proceeds from exercise of options						$ 5,250
Issued share captial 8 [member] | Share capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options						$ 1,422
Issued share captial 9 [member] | HealthTab [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						2,000,000
Proceeds from issuance of shares						$ 100,000
Issued share captial 10 [member] | Loan agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued | shares						3,480,000
Proceeds from issuance of shares						$ 52,200